Employee benefit obligations - Schedule of Actuarial Assumptions (Details)	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Discount rate	1.40%	1.00%
Expected rate of salary increase	1.00%	1.00%
Expected rate of pension increase	0.00%	0.00%